FAIR VALUE MEASUREMENTS - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Nonrecurring
FAIR VALUE MEASUREMENTS
Impairment charge, long-lived assets	¥ 0	¥ 0
Significant unobservable inputs (Level 3) | Measurement Input, Discount Rate | Minimum
FAIR VALUE MEASUREMENTS
Long lived assets measurement input	16.3
Significant unobservable inputs (Level 3) | Measurement Input, Discount Rate | Maximum
FAIR VALUE MEASUREMENTS
Long lived assets measurement input	19.8